Note 6 Amount of payment deferral and financing with public guarantees (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	€ 19,998	€ 21,931
Operations financing with public guarantee	16,032	16,093
Bbva group [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	19,998	21,931
Operations financing with public guarantee	16,032	16,093
Private individuals [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	14,310	15,011
Operations financing with public guarantee	1,515	1,376
Mortgages [member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	10,191	10,291
Operations financing with public guarantee	6	6
Small companies [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	3,528	3,994
Operations financing with public guarantee	11,115	10,911
Non financial entities [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	2,044	2,803
Operations financing with public guarantee	3,381	3,788
Other [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	116	122
Operations financing with public guarantee	21	18
Current [Member] | Bbva group [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	0	189
Current [Member] | Private individuals [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	0	107
Current [Member] | Mortgages [member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	0	97
Current [Member] | Small companies [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	0	44
Current [Member] | Non financial entities [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	0	37
Current [Member] | Other [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	0	0
Finished [Member] | Bbva group [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	19,998	21,743
Finished [Member] | Private individuals [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	14,310	14,904
Finished [Member] | Mortgages [member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	10,191	10,195
Finished [Member] | Small companies [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	3,528	3,950
Finished [Member] | Non financial entities [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	2,044	2,766
Finished [Member] | Other [Member]
Amount of payment deferral and financing with public guarantees [Line Items]
Payment deferral	€ 116	€ 122